1. NATURE OF OPERATIONS AND GOING CONCERN (Details) - CAD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2015
Name of reporting entity or other means of identification		VANC Pharmaceuticals Inc.
Legal form of entity		incorporated
Domicile of entity		British Columbia
Entity Incorporation, Date of Incorporation		May 30, 2000
Trading Symbol		vanc
Entity Address, Address Line One		Suite 810 - 789 West Pender Street
Entity Address, City or Town		Vancouver
Entity Address, State or Province		British Columbia
Entity Address, Postal Zip Code		V6C 1H2
Description of nature of entity's operations and principal activities		The Company’s operations consist of the marketing and distribution of generic and over-the-counter (“OTC”) pharmaceuticals.
Net loss and comprehensive loss for the period	$ (1,190,414)	$ (2,736,717)	$ (2,613,904)	$ (2,200,648)
TSX Venture Exchange
Trading Symbol		NPH
OTCIQ Market
Trading Symbol		NUVPF